NON-CONTROLLING INTEREST (Details) - Qinghai Found Member - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
NON-CONTROLLING INTEREST
Derecognition upon wind-up of a subsidiary	$ 296,065
Percentage of non-controlling interest	0.00%	18.00%